SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
SUBSEQUENT EVENTS
Subsequent Events [Text Block]
NOTE 13 – SUBSEQUENT EVENTS

In August 2013, the Company completed a private placement to several accredited investors for the purchase of 9,091 shares of its Series E Convertible Preferred Stock (“Series E”) and warrants to acquire 10,909,200 shares of the Company’s common stock for aggregate net proceeds of approximately $9.0 million. Each share of Series E is convertible into shares of the Company’s common stock at a conversion price of $0.33 per share of common stock, subject to certain adjustments in the event of stock dividends, stock splits and subsequent equity sales. Each purchaser of Series E received a warrant to acquire a number of shares of the Company’s common stock equal to 40% of the number of shares of common stock issuable upon conversion of the Series E shares. The warrants are exercisable immediately at an exercise price of $0.40 per share of the Company’s common stock, subject to adjustments in the event of stock dividends, recapitalizations or certain other transactions and expire three years from the date of issuance. The purchase price of one share of Series E Preferred Stock and the associated warrant was $990.

In addition, Mr. Honig exchanged the outstanding principal and accrued interest of approximately $646,000 owed by the Company under a Credit Facility Agreement (see Note 8) for 652 shares of Series E Convertible Preferred Stock and warrants to acquire 782,400 shares of the Company's common stock on equivalent terms to those of investors purchasing in the private placement.

NOTE 17 – SUBSEQUENT EVENTS

In January 2013, Mr. Honig, as the sole remaining holder of the note, agreed to extend the maturity date of the remaining balance of the note to February 1, 2014.

In January 2013, the Company sold an aggregate of 1,513,333 shares of Amicor’s common stock in a private transaction and generated net proceeds of $151,333. As a result of the sale the Company no longer owns any shares of Amicor.

In February 2013, the Company sold an aggregate of 3,000,000 shares of Valor Gold’s common stock in a private transaction and generated net proceeds of $300,000. After the sale the Company continues to own 22 million shares of Valor.

On February 8, 2013, the Company and Eric Alexander, the Company’s Vice President of Finance and Controller, entered into the First Amendment to Restricted Stock Agreement (the “Alexander Amendment”) to amend, at the Company’s request that certain Restricted Stock Agreement, dated as of November 21, 2012, by and between the Company and Mr. Alexander.

Pursuant to the Alexander Amendment, the vesting schedule of the shares of restricted stock was extended as follows: (i) 33.33% on March 14, 2014, (ii) 33.33% on November 30, 2014, and (iii) 33.34% on November 30, 2015.  The original vesting schedule of the shares of restricted stock was as follows: (i) 33.33% on November 30, 2013, (ii) 33.33% on November 30, 2014, and (iii) 33.34% on November 30, 2015.

On February 8, 2013, the Company and Stephen Alfers, the Company’s Chief Executive Officer and President, entered into the First Amendment to Restricted Stock Agreement (the “Alfers Amendment”) to amend, at the Company’s request, that certain Restricted Stock Agreement, dated as of August 24, 2012, by and between the Company and Mr. Alfers.  Pursuant to the Alfers Amendment, the vesting schedule of the shares of restricted stock was extended as follows: (i) 33.33% on March 14, 2014, (ii) 33.33% on June 18, 2014, and (iii) 33.34% on June 18, 2015.  The original vesting schedule of the shares of restricted stock was as follows: (i) 33.33% on June 18, 2013, (ii) 33.33% on June 18, 2014, and (iii) 33.34% on June 18, 2015.

On February 8, 2013, the Company and Mr. Alfers entered into the First Amendment to Executive Employment Agreement (the “Executive Amendment”) to amend, at the Company’s request, that certain Executive Employment Agreement (the “Executive Employment Agreement”), dated as of February 9, 2012, by and between the Company and Mr. Alfers.  Pursuant to the Executive Amendment, the vesting schedule was extended as follows: (i) 3,000,000 shares of restricted stock on February 9, 2014, (ii) 6,000,000 shares of restricted stock on March 14, 2014, and (iii) 3,000,000 shares of restricted stock on February 9, 2015. The 6,000,000 shares of restricted stock vesting on March 14, 2014 originally would have vested on February 9, 2013.

On February 12, 2013 the SEC declared the Company’s registration statement on Form S-1 effective. The registration statement satisfies a condition allowing for the dissolution of Continental. As a result of the effectiveness of the Form S-1 registration statement, Continental is proceeding with its plan of liquidation, including the distribution of the Company’s shares, on a pro rata basis to Continental shareholders of record as of March 1, 2013. Continental has started the process of distribution of the Company’s shares as of March 22, 2013 and expects to complete the distribution as soon as practicable. Neither the Company nor Continental are issuing any new share capital via this registration statement and will not receive any proceeds from the sale of the registered shares.

On February 12, 2013, the Board approved the adoption of a 2013 Equity Incentive Plan (the “2013 Plan”). The 2013 Plan provides for the grant of incentive stock options, nonqualified stock options, restricted stock, restricted stock units, stock appreciation rights and other types of stock-based awards to the Company’s employees, officers, directors and consultants.  Pursuant to the terms of the 2013 Plan, either the Board or a board committee is authorized to administer the plan, including by determining which eligible participants will receive awards, the number of shares of common stock subject to the awards and the terms and conditions of such awards. Up to 40 million shares of common stock are issuable pursuant to awards under the 2013 Plan.

On February 12, 2013, the Company granted an aggregate of 4,300,000 shares of restricted common stock to the Company’s director and 5 employees of the Company and which were valued at fair market value on the date of grant at approximately $0.51 per share. Such restricted shares shall vests one third at the end of each three years from the date of issuance.

On February 12, 2013, the Company granted an aggregate of 2,400,000 shares of restricted common stock to 5 consultants of the Company and which were valued at fair market value on the date of grant at approximately $0.51 per share. Such restricted shares shall vests one third at the end of each three years from the date of issuance.